Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended	120 Months Ended
	Jan. 06, 2014	Jul. 31, 2024	Jul. 31, 2014	Jul. 31, 2024	Jul. 31, 2024
C000101218
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Astor Dynamic Allocation Fund
Average Annual Return, Percent		6.04%		3.73%	4.72%
C000082963
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Astor Dynamic Allocation Fund
C000079614
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Astor Dynamic Allocation Fund
C000100899
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Astor Sector Allocation Fund
Average Annual Return, Percent		6.74%		6.17%	5.71%
C000100901
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Astor Sector Allocation Fund
C000136883
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Astor Sector Allocation Fund
Without Sales Load [Member] | C000101218
Average Annual Return [Line Items]
Average Annual Return, Percent		11.35%		4.74%	5.23%
Without Sales Load [Member] | C000082963
Average Annual Return [Line Items]
Average Annual Return, Percent		10.62%		3.97%	4.44%
Without Sales Load [Member] | C000079614
Average Annual Return [Line Items]
Average Annual Return, Percent		11.68%		5.01%	5.49%
Without Sales Load [Member] | C000100899
Average Annual Return [Line Items]
Average Annual Return, Percent		12.07%		7.22%	6.22%
Without Sales Load [Member] | C000100901
Average Annual Return [Line Items]
Average Annual Return, Percent		11.18%		6.42%	5.43%
Without Sales Load [Member] | C000136883
Average Annual Return [Line Items]
Average Annual Return, Percent		12.32%		7.48%	6.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.10%		0.19%	1.61%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.10%		0.19%	1.61%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.10%		0.19%	1.61%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		22.15%		15.00%	13.15%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		22.15%		15.00%	13.15%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		22.15%		15.00%	13.15%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		22.15%		15.00%	13.15%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		22.15%		15.00%	13.15%